Other Income - Schedule of Other Income (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Income [Abstract]
Net foreign exchange gain	$ (1,347)	$ 191,487
Research & Development – tax incentive	178,592	119,925
Other income	$ 177,245	$ 311,412